Fair Value of Financial Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value of Financial Assets and Liabilities

Note 10. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s assets and liabilities as of September 30, 2019 and December 31, 2018 that are measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurement at September 30, 2019 Using
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (Money Market Fund)	$22,406	$-	$-	$22,406
Cash equivalents (US Treasuries)	22,519			22,519
Short-term investments (US Treasuries)	107,461	-	-	107,461

Total	$152,386	$-	$-	$152,386

	Fair Value Measurement at December 31, 2018 Using
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (US Treasuries)	$5,042	$-	$-	$5,042
Short-term investments (US Treasuries)	4,983	-	-	4,983

Total	$10,025	$-	$-	$10,025

Liabilities:
Derivative instrument	$-	$-	$389	$389

Total	$-	$-	$389	$389

The estimated fair value and amortized cost of the Company’s short-term investments by contractual maturity are summarized as follows (in thousands):

	September 30, 2019
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Due in one year or less	$107,411	$50	$-	$107,461

Total	$107,411	$50	$-	$107,461

	December 31, 2018
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Due in one year or less	$4,984	$-	$(1)	$4,983

Total	$4,984	$-	$(1)	$4,983

The derivative liability is considered a Level 3 liability because its fair value measurement is based, in part, on significant inputs not observed in the market. Any reasonable changes in the assumptions used in the valuation could materially affect the financial results of the Company. The Company recognized the following changes in the fair value of derivative liabilities during the year ended December 31, 2018 and the three and nine months ended September 30, 2019 (in thousands):

Balance, December 31, 2017	$2,606
Allocation of note issuance proceeds to derivative	1,418
Change in fair value of derivative	(2,203)

Balance, June 30, 2018	1,821

Change in fair value of derivative	2,633
Conversion of convertible debt to Series A preferred stock	(4,454)

Balance, September 30, 2018	-

Allocation of note issuance proceeds to derivative	375
Change in fair value of derivative	14

Balance, December 31, 2018	389

Allocation of note issuance proceeds to derivative	750
Change in fair value of derivative	135
Conversion of convertible debt to Series B preferred stock	(1,274)

Balance, June 30, 2019	$-

There was no derivative liability recorded as of September 30, 2019.

Note 10. Fair Value of Financial Assets and Liabilities

The following table presents information about the Company’s assets and liabilities as of December 31, 2017 and 2018 that are measured at fair value on a recurring basis and indicates the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	Fair Value Measurement at December 31, 2018 Using
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents (US Treasuries)	$5,042	$-	$-	$5,042
Short-term investments	4,983	-	-	4,983

Total	$10,025	$-	$-	$10,025

Liabilities:
Derivative instrument	$-	$-	$389	$389

Total	$-	$-	$389	$389

	Fair Value Measurement at December 31, 2017 Using
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative instrument	$-	$-	$2,606	$2,606

Total	$-	$-	$2,606	$2,606

The estimated fair value and amortized cost of the Company’s short-term investments by contractual maturity are summarized as follows (in thousands):

	December 31, 2018
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Due in one year or less	$4,984	$-	$(1)	$4,983

Total	$4,984	$-	$(1)	$4,983

The derivative liability is considered a Level 3 liability because its fair value measurement is based, in part, on significant inputs not observed in the market. The Company determined the fair value of the liability as described in Note 5. Any reasonable changes in the assumptions used in the valuation could materially affect the financial results of the Company. The Company recognized the following changes in the fair value of derivative liabilities during the years ended December 31, 2017 and 2018 (in thousands):

Balance, December 31, 2016	$1,555
Allocation of note issuance proceeds to derivative	996
Change in fair value of derivative	55

Balance, December 31, 2017	2,606

Allocation of note issuance proceeds to derivative	1,418
Change in fair value of derivative	430
Conversion of convertible debt to Series A preferred stock	(4,454)

Balance, August 1, 2018 (date of conversion)	-

Allocation of note issuance proceeds to derivative	375
Change in fair value of derivative	14

Balance, December 31, 2018	$389